SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Short-term investment	$—	$28,090,382	$—	$28,090,382

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Short-term investment	$—	$26,797,081	$—	$26,797,081

Summary of cash balances by geographic area

Country:	October 31, 2024		October 31, 2023
China	$209,532	70.5%	$2,383	100.0%
Hong Kong	87,756	29.5%	—	—
Total cash	$297,288	100.0%	$2,383	100.0%

Summary of estimated useful life of property and equipment

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of revenue based on services

	Years Ended October 31,
	2024	2023	2022
Insurance brokerage services	$3,219,336	$1,244,247	$1,324,655
Insurance related risk management services	—	—	27,254
Total revenues	$3,219,336	$1,244,247	$1,351,909

Summary of securities excluded from diluted per share

	Years Ended October 31,
	2024	2023	2022
Stock warrants	131,000	141,800	141,800
Potentially dilutive securities	131,000	141,800	141,800